UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22481

                                                 Apollo Senior Floating Rate Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

                                                         New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

                                                         New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments

March 31, 2017 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans - 133.6%(a)
AEROSPACE & DEFENSE - 3.3%
DAE Aviation Holdings, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/07/22(b)	3,706,523	3,729,689
ENGILITY Corp.
Term Loan B-1, (LIBOR + 3.25%, 0.00% Floor), 4.23%, 08/12/20(b)	933,170	939,735
PAE Holding Corp.
First Lien Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 10/20/22(b)	1,642,972	1,660,429
Second Lien Term Loan, (LIBOR + 9.50%, 1.00% Floor), 10.50%, 10/20/23(b)	1,101,291	1,115,057
Photonis Technologies SAS (France)
First Lien Initial Dollar Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.65%, 09/18/19(b)(c)	1,897,815	1,755,479

		9,200,389

AUTOMOTIVE - 3.4%
American Tire Distributors, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/01/21(b)	2,861,480	2,871,767
CH Hold Corp.
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 02/03/25(b)(d)	500,000	508,437
Innovative XCessories & Services, LLC
Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/29/22(b)(e)	1,296,821	1,311,410
Tectum Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.82%, 08/24/23(b)	2,701,179	2,740,022
U.S. Farathane, LLC
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.15%, 12/23/21(b)	2,261,622	2,287,065

		9,718,701

BANKING, FINANCE, INSURANCE & REAL ESTATE - 9.9%
Amwins Group, LLC
Second Lien Term Loan, (LIBOR + 6.75%, 1.00% Floor), 7.75%, 01/25/25(b)	342,857	350,571
AqGen Ascensus, Inc.
First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.02%, 12/05/22(b)	2,451,318	2,471,247

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)
Asurion, LLC
Incremental Tranche B-5 Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 11/03/23(b)	4,154,500	4,195,608
Replacement B-2 Term Loan, (LIBOR + 3.25%, 0.75% Floor), 4.23%, 07/08/20(b)	944,896	952,181
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 03/03/21(b)	1,399,109	1,418,696
Capital Automotive L.P.
First Lien Term Loan B, (LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/25/24(b)	500,000	505,625
Second Lien Initial Tranche B Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 03/24/25(b)	1,590,909	1,612,291
CRCI Holdings, Inc.
Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.65%, 08/31/23(b)	2,149,638	2,153,669
Donnelley Financial Solutions, Inc.
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 09/29/23(b)	857,143	865,886
First Data Corp.
New Dollar Term Loan C, (LIBOR + 3.00%, 0.00% Floor), 3.98%, 03/24/21(b)	1,976,165	1,993,456
iStar, Inc.
Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/01/20(b)	1,391,396	1,408,357
Medical Card System, Inc.
Term Loan, (LIBOR + 0.50%, 1.00% Floor), 1.50%, 05/31/19(b)(e)	5,323,315	4,239,256
MMM Holdings, Inc.
Term Loan, (LIBOR + 8.75%, 1.50% Floor), 10.25%, 06/30/19(b)	525,781	520,524
MPH Acquisition Holdings, LLC
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.90%, 06/07/23(b)	2,438,438	2,472,832
MSO of Puerto Rico, Inc.
Term Loan, (LIBOR + 8.75%, 1.50% Floor), 10.25%, 06/30/19(b)	382,240	378,418
National Financial Partners Corp.
Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.65%, 01/08/24(b)	1,072,163	1,084,562
SG Acquisition, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 03/29/24(b)(d)	1,418,182	1,407,546

		28,030,725

See accompanying Notes to Schedule of Investments.  |  1

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

March 31, 2017 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)
BEVERAGE, FOOD & TOBACCO - 3.2%
Arctic Glacier Group Holdings, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 03/20/24(b)	500,000	505,625
The Chef’s Warehouse, Inc.
Initial Term Loan, (LIBOR + 5.75%, 1.00% Floor), 6.75%, 06/22/22(b)	1,085,414	1,098,982
Constellation Brands Canada, Inc. (Canada)
First Lien Initial Tranche B-1 Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.89%, 12/15/23(b)(c)	498,750	504,830
Dole Food Company, Inc.
First Lien Term Loan B, (LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/22/24(b)(d)	784,615	790,402
PFS Holding Corp.
First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 01/31/21(b)(d)	3,378,606	3,323,704
Winebow Holdings, Inc. (The Vintner Group, Inc.)
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/01/21(b)	562,269	555,592
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 01/02/22(b)	2,260,897	2,147,852

		8,926,987

CAPITAL EQUIPMENT - 1.2%
MTS Systems Corp.
Term Loan B, (LIBOR + 4.25%, 0.75% Floor), 5.08%, 07/05/23(b)	3,316,666	3,362,271

CHEMICALS, PLASTICS & RUBBER - 3.4%
ASP Chromaflo Intermediate Holdings, Inc.
First Lien Initial Tranche B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/20/23(b)	328,650	331,219
First Lien Initial Tranche B-2 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/20/23(b)	427,350	430,690
Avantor Performance Materials Holdings, LLC
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 03/11/24(b)	1,390,509	1,402,099
Second Lien Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.25%, 03/10/25(b)	442,460	445,778
Ineos Styrolution US Holding, LLC
First Lien Dollar Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/30/21(b)	1,397,839	1,402,794

	Principal Amount ($)	Value ($)

CHEMICALS, PLASTICS & RUBBER (continued)
MacDermid, Inc.
Tranche B-4 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/07/23(b)	733,562	737,002
Tranche B-5 Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/07/20(b)	656,699	664,615
Nexeo Solutions, LLC
Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 4.77%, 06/09/23(b)	1,068,277	1,079,761
Niacet Corporation
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/01/24(b)(e)	714,285	713,392
PetroChoice Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 08/19/22(b)	999,812	1,013,560
PQ Corp.
Tranche B-1 Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.29%, 11/04/22(b)	1,321,587	1,339,521

		9,560,431

CONSTRUCTION & BUILDING - 4.3%
Associated Asphalt Partners, LLC
First Lien Term Loan B, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 03/30/24(b)(d)	505,051	508,208
Henry Company, LLC
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 10/05/23(b)	873,487	887,681
Infiltrator Water Technologies, LLC
Term Loan B-1, (LIBOR + 3.50%, 1.00% Floor), 4.65%, 05/27/22(b)	4,823,730	4,884,026
IPS Structural Adhesives Holdings, Inc.
First Lien Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 12/20/23(b)(e)	1,744,344	1,759,607
Morsco, Inc.
Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 10/31/23(b)	1,939,206	1,964,658
Terra Millenium Corp.
First Out Term Loan, (LIBOR + 6.25%, 1.00% Floor), 7.25%, 10/31/22(b)(e)	1,987,500	1,987,500

		11,991,680

CONSUMER GOODS: DURABLE - 0.6%
Britax U.S. Holdings, Inc.
Initial Dollar Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.65%, 10/15/20(b)	278,996	246,912

2  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

March 31, 2017 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)
CONSUMER GOODS: DURABLE (continued)
Serta Simmons Holdings, LLC
First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.54%, 11/08/23(b)	1,324,263	1,330,573

		1,577,485

CONSUMER GOODS: NON-DURABLE - 2.9%
ABG Intermediate Holdings 2, LLC
First Lien Term Loan B-1, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/27/21(b)(d)	4,071,968	4,122,868
Nine West Holdings, Inc.
Unsecured Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.26%, 01/08/20(b)	239,923	65,278
Oak Parent, Inc.
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 10/26/23(b)	1,040,634	1,045,837
Revlon Consumer Products Corp.
Initial Term Loan B, (LIBOR + 3.50%, 0.75% Floor), 4.48%, 09/07/23(b)	2,909,665	2,914,116

		8,148,099

CONTAINERS, PACKAGING & GLASS - 5.5%
Anchor Glass Container Corp.
Second Lien Term Loan, (LIBOR + 7.75%, 1.00% Floor), 8.75%, 12/07/24(b)	2,000,000	2,043,750
BWAY Holding Co.
First Lien Term Loan B, (LIBOR + 3.25%, 0.00% Floor), 4.23%, 04/03/24(b)(d)	1,489,671	1,487,578
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 08/14/23(b)	5,619,740	5,617,099
Flex Acquisition Co, Inc.
First Lien Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/29/23(b)	1,650,320	1,661,922
Hoover Group, Inc.
Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.30%, 01/28/21(b)(e)	1,465,640	1,363,045
Sprint Industrial Holdings, LLC
First Lien Term Loan, (LIBOR + 5.75%, 1.25% Floor), 7.00%, 05/14/19(b)	2,572,694	2,071,018
TCB Holdings III Corp.
First Lien Closing Date Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.90%, 11/30/23(b)	1,163,093	1,176,178

		15,420,590

	Principal Amount ($)	Value ($)

ENERGY: OIL & GAS - 3.3%
American Energy - Marcellus, LLC
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.28%, 08/04/20(b)	2,712,161	1,889,467
Azure Midstream Energy, LLC
Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/15/18(b)	448,205	428,410
Drillships Financing Holding, Inc.
Tranche B-1 Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.06%, 03/31/21(b)(f)(g)	989,744	711,626
EMG Utica, LLC
Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.90%, 03/27/20(b)	1,647,055	1,657,349
HGIM Corp.
Term Loan A, (LIBOR + 4.25%, 1.00% Floor), 5.39%, 06/18/18(b)	3,199,623	2,813,669
Sheridan Investment Partners I, LLC
Deferred Principal Facility I, 10/01/19(e)(f)	4,749	2,968
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.60%, 10/01/19(b)(d)	1,643,897	1,416,496
Sheridan Production Partners I-A L.P.
Deferred Principal Facility I-A, 10/01/19(e)(f)	629	393
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.60%, 10/01/19(b)(d)	217,830	187,697
Sheridan Production Partners I-M L.P.
Deferred Principal Facility I-M, 10/01/19(e)(f)	384	240
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.60%, 10/01/19(b)(d)	133,052	114,647
Southcross Holdings Borrower, LP
Tranche B Term Loan (5.5% PIK), 9.00%, 04/13/23(h)(i)	119,965	107,168

		9,330,130

ENVIRONMENTAL INDUSTRIES - 0.7%
Emerald 2, Ltd. (United Kingdom)
Facility B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.15%, 05/14/21(b)(c)	2,187,706	2,078,321

FOREST PRODUCTS & PAPER - 0.8%
Caraustar Industries, Inc.
Refinancing Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.65%, 03/14/22(b)	2,247,839	2,272,779

See accompanying Notes to Schedule of Investments.  |  3

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

March 31, 2017 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)
HEALTHCARE & PHARMACEUTICALS - 13.1%
Alvogen Pharma US, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/01/22(b)	3,129,942	3,118,204
Bioclinica, Inc.
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 10/20/23(b)	1,784,207	1,804,280
CHS/Community Health Systems, Inc.
Incremental 2019 Term Loan G, (LIBOR + 2.75%, 1.00% Floor), 3.80%, 12/31/19(b)(d)	740,155	736,625
Term Loan A, (LIBOR + 2.50%, 0.00% Floor), 3.43%, 01/25/19(b)	1,726,624	1,726,486
CPI Holdco, LLC
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.15%, 03/21/24(b)(d)	310,223	312,744
ExamWorks Group, Inc.
First Lien Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 4.23%, 07/27/23(b)	1,481,287	1,492,404
HCR ManorCare, Inc.
Initial Term Loan, (LIBOR + 3.50%, 1.50% Floor), 5.00%, 04/06/18(b)	2,936,715	2,731,145
Lanai Holdings II, Inc.
First Lien Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 08/29/22(b)	2,231,706	2,255,418
Lanai Holdings III, Inc.
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 08/28/23(b)	869,565	869,565
Lantheus Medical Imaging, Inc.
Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/22(b)(d)	1,051,360	1,055,303
Nmsc Holdings, Inc.
First Lien Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.15%, 04/19/23(b)	561,524	561,524
Opal Acquisition, Inc.
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.09%, 11/27/20(b)(d)	4,498,988	4,232,805
Premier Dental Services, Inc.
New Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/01/18(b)	4,728,833	4,717,011
Press Ganey Holdings, Inc.
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 10/21/24(b)	1,250,000	1,279,687

	Principal Amount ($)	Value ($)

HEALTHCARE & PHARMACEUTICALS (continued)
Quorum Health Corp.
Term Loan, (LIBOR + 5.75%, 1.00% Floor), 6.75%, 04/29/22(b)(d)	583,334	571,198
Select Medical Corp.
First Lien Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/06/24(b)	1,487,719	1,504,456
Surgery Center Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 11/03/20(b)	2,489,229	2,521,129
U.S. Renal Care, Inc.
Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.40%, 12/30/22(b)	3,676,037	3,458,912
Valeant Pharmaceuticals International, Inc. (Canada)
Term Loan B, Series F-1, (LIBOR + 4.75%, 0.75% Floor), 5.57%, 04/01/22(b)(c)(d)	1,886,306	1,893,738

		36,842,634

HIGH TECH INDUSTRIES - 15.4%
Aptean, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/20/22(b)	1,610,687	1,640,887
Second Lien Term Loan B, (LIBOR + 9.50%, 1.00% Floor), 10.50%, 12/20/23(b)	763,810	765,483
Aricent Technologies (Cayman Islands)
First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 04/14/21(b)(c)	3,491,358	3,502,269
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 04/14/22(b)(c)	1,125,000	1,131,187
Aspect Software, Inc.
First Lien Term Loan, (LIBOR + 10.00%, 1.00% Floor), 11.28%, 05/25/20(b)(d)	795,637	800,113
Cortes NP Acquisition Corp.
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.03%, 11/30/23(b)	4,838,362	4,895,842
Flexera Software, LLC
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 04/02/21(b)	2,987,571	2,987,571
Informatica Corp.
Dollar Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.65%, 08/05/22(b)	1,509,502	1,503,962
Integrated Device Technology, Inc.
Term Loan B, (LIBOR + 3.50%, 0.00% Floor), 3.50%, 03/22/24(b)(d)(e)	780,488	782,439

4  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

March 31, 2017 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)
HIGH TECH INDUSTRIES (continued)
Kronos Incorporated
First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.03%, 11/01/23(b)	1,120,000	1,127,762
LANDesk Software Group, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 01/20/24(b)	1,316,019	1,325,205
Lanyon Solutions, Inc. (Lanyon, Inc.)
First Lien Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/13/20(b)	1,946,808	1,956,542
MSC.Software Corp.
First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/29/20(b)(e)	1,740,775	1,741,863
Second Lien Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 05/31/21(b)	500,000	500,625
Olive Merger Sub, Inc.
First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/01/24(b)	1,763,387	1,775,519
ON Semiconductor Corp.
2016 New Replacement Term Loan, (LIBOR + 2.25%, 1.00% Floor), 3.23%, 03/31/23(b)(d)	1,670,630	1,680,378
Riverbed Technology, Inc.
Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 04/25/22(b)	1,978,223	1,978,846
Sophia, L.P.
Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 09/30/22(b)	2,462,179	2,464,875
TIBCO Software, Inc.
Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/04/20(b)	3,088,162	3,127,089
Triple Point Group Holdings, Inc.
Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.40%, 07/10/20(b)(d)	3,150,268	2,961,251
Vision Solutions, Inc.
Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 06/16/22(b)	3,490,151	3,494,514
Western Digital Corp.
Term Loan B-2, (LIBOR + 2.75%, 0.75% Floor), 3.73%, 04/29/23(b)	1,368,822	1,378,897

		43,523,119

HOTEL, GAMING & LEISURE - 4.6%
Delta 2 (Lux) S.a.r.l. (Luxembourg)
Facility B-3 Term Loan (USD), (LIBOR + 3.25%, 1.00% Floor), 4.57%, 02/01/24(b)(c)	2,544,927	2,547,790

	Principal Amount ($)	Value ($)

HOTEL, GAMING & LEISURE (continued)
Equinox Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 03/08/24(b)	1,604,035	1,618,078
Second Lien Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 09/06/24(b)	272,109	276,815
Everi Payments, Inc.
Term Loan B, (LIBOR + 5.25%, 1.00% Floor), 6.30%, 12/18/20(b)	1,614,265	1,636,461
The Intertain Group, Ltd. (Canada)
Initial Term Loan B, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 04/08/22(b)(c)	685,198	692,050
Mohegan Tribal Gaming Authority
Term Loan A, (LIBOR + 4.25%, 0.00% Floor), 5.23%, 10/13/21(b)	2,406,250	2,412,266
Scientific Games International, Inc.
Term Loan B-3, (LIBOR + 4.00%, 0.75% Floor), 4.85%, 10/01/21(b)	3,609,524	3,660,003

		12,843,463

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 3.9%
Acosta Holdco, Inc.
Tranche B-1 Loan, (LIBOR + 3.25%, 1.00% Floor), 4.29%, 09/26/21(b)	1,992,251	1,874,788
Advantage Sales & Marketing, Inc.
Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 07/25/22(b)	4,000,000	3,902,000
ALM Media, LLC
First Lien Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.65%, 07/31/20(b)	3,055,297	2,913,990
F & W Media, Inc.
Initial Term Loan, (LIBOR + 9.50%, 1.25% Floor), 10.75%, 06/30/19(b)(e)(f)(j)	2,218,425	835,931
Information Resources, Inc.
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 01/18/24(b)	1,503,797	1,524,474

		11,051,183

MEDIA: BROADCASTING & SUBSCRIPTION - 7.7%
Beasley Broadcast Group, Inc.
First Lien Term Loan B, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 11/01/23(b)	780,784	793,471
CBS Radio, Inc.
First Lien Term Loan B, (LIBOR + 2.75%, 0.00% Floor), 2.75%, 10/17/23(b)(d)	790,419	795,853
Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/17/23(b)	1,399,776	1,412,899

See accompanying Notes to Schedule of Investments.  |  5

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

March 31, 2017 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)
MEDIA: BROADCASTING & SUBSCRIPTION (continued)
CSC Holdings, LLC
Extended Term Loan, (LIBOR + 3.00%, 0.75% Floor), 3.77%, 10/11/24(b)	1,004,976	1,004,664
Emmis Operating Co.
Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 06/10/21(b)	1,224,228	1,163,016
Entercom Radio, LLC
Term Loan B, (Variable + 3.49%, 1.00% Floor), 4.56%, 11/01/23(b)	477,083	480,721
Hemisphere Media Holdings, LLC (Intermedia Espanol, Inc.)
First Lien Term Loan B, (LIBOR + 3.50%, 0.00% Floor), 4.48%, 02/14/24(b)	2,431,236	2,428,197
Numericable SFR S.A. (France)
Term Loan B-7 (USD), (LIBOR + 4.25%, 0.75% Floor), 5.29%, 01/15/24(b)(c)(e)	3,131,464	3,144,037
SESAC Holdco II, LLC
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.30%, 02/24/25(b)	868,956	872,758
Telecommunications Management, LLC
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.78%, 04/30/20(b)	1,183,196	1,192,070
Second Lien Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.03%, 10/30/20(b)	710,474	714,915
Univision Communications, Inc.
First Lien Term Loan, (LIBOR + 2.75%, 1.00% Floor), 3.75%, 03/15/24(b)(d)	2,000,000	1,990,620
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC)
First Lien Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.29%, 05/06/21(b)	5,792,945	5,829,151

		21,822,372

MEDIA: DIVERSIFIED & PRODUCTION - 0.6%
A-L Parent, LLC
First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23(b)	1,167,216	1,181,076
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 12/02/24(b)	500,000	497,500

		1,678,576

METALS & MINING - 0.0%
Magnetation, LLC / Mag Finance Corp.
Term Loan (12.00% PIK), 12.00%, 10/14/16(e)(f)(h)(i)	245,303	—

	Principal Amount ($)	Value ($)

RETAIL - 8.5%
Academy Ltd.
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.04%, 07/01/22(b)(d)	1,783,927	1,326,796
Bass Pro Group, LLC
First Lien Term Loan A, (LIBOR + 4.00%, 0.00% Floor), 4.97%, 04/01/22(b)(d)	3,726,495	3,521,538
Charming Charlie, LLC
Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.16%, 12/24/19(b)	3,581,633	1,831,110
David’s Bridal, Inc.
Initial Term Loan, (LIBOR + 4.00%, 1.25% Floor), 5.25%, 10/11/19(b)	1,497,599	1,234,980
J. Crew Group, Inc.
Initial Term Loan, (LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/05/21(b)	491,085	300,679
JC Penney Corp., Inc.
2016 Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.30%, 06/23/23(b)	3,741,833	3,722,188
Jo-Ann Stores, LLC
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.26%, 10/20/23(b)	1,992,500	1,957,641
Leslie’s Poolmart, Inc.
Tranche B-1 Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.77%, 08/16/23(b)	713,804	717,641
Mister Car Wash Holdings, Inc.
First Lien Delayed Draw Term Loan DD, (LIBOR + 4.25%, 1.00% Floor), 5.27%, 08/20/21(b)	142,492	143,917
Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/20/21(b)	710,633	717,739
The Neiman Marcus Group, Inc.
Other Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 10/25/20(b)	2,493,573	2,011,553
Petco Animal Supplies, Inc.
Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.03%, 01/26/23(b)(d)	2,976,337	2,812,639
Sears Roebuck Acceptance Corp. (KMART Corp.)
2015 Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/18(b)(d)	1,899,445	1,880,156
Vince, LLC (Vince Intermediate Holding LLC)
Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.04%, 11/27/19(b)(e)	2,014,013	1,913,313

		24,091,890

6  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

March 31, 2017 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)
SERVICES: BUSINESS - 20.4%
Americold Realty Operating Partnership, L.P.
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 12/01/22(b)	3,100,731	3,141,443
Camelot Finance, LP
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/03/23(b)	2,607,593	2,615,755
Carecore National, LLC
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/05/21(b)	2,357,497	2,369,284
CCC Information Services, Inc.
First Lien Term Loan B, (LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/31/24(b)(d)	1,408,907	1,415,952
Second Lien Term Loan, (LIBOR + 6.75%, 1.00% Floor), 7.75%, 03/31/25(b)(d)	570,851	577,987
Change Healthcare Holdings, LLC
Closing Date Loan, (LIBOR + 2.75%, 1.00% Floor), 3.75%, 03/01/24(b)(d)	1,752,294	1,757,227
EIG Investors Corp.
Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.04%, 02/09/23(b)	497,449	502,217
Term Loan, (LIBOR + 5.48%, 1.00% Floor), 6.53%, 11/09/19(b)	3,547,137	3,572,641
Electro Rent Corp.
First Lien Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 01/31/24(b)	2,113,750	2,134,888
Evergreen Skills Lux S.a.r.l.
First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 04/28/21(b)(d)	5,444,151	5,022,256
Second Lien Initial Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.25%, 04/28/22(b)(d)	1,000,000	698,750
Explorer Holdings, Inc.
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.04%, 05/02/23(b)	3,481,212	3,528,000
GCA Services Group, Inc.
First Lien Term Loan, (Variable + 4.75%, 1.00% Floor), 6.06%, 03/01/23(b)	1,340,891	1,349,272
IBC Capital Ltd.
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.87%, 09/09/21(b)	6,245,674	6,138,967
Infogroup, Inc.
Term Loan B, (Prime + 4.50%, 1.50% Floor), 8.50%, 05/28/18(b)	1,158,214	1,157,003

	Principal Amount ($)	Value ($)

SERVICES: BUSINESS (continued)
Onex Carestream Finance L.P.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.15%, 06/07/19(b)(d)	3,280,854	3,176,687
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.65%, 12/07/19(b)(d)	2,915,389	2,619,695
Packers Holdings, LLC
Term Loan B, (LIBOR + 3.75%, 1.00% Floor), 4.81%, 12/02/21(b)	1,173,484	1,185,219
SGS Cayman L.P.
Initial Cayman Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.15%, 04/23/21(b)	422,820	411,192
SMG
Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.71%, 02/27/20(b)	2,331,961	2,340,706
Solera Holdings, Inc.
Dollar Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 03/03/23(b)	4,214,851	4,241,488
Sutherland Global Services, Inc.
Initial U.S. Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.15%, 04/23/21(b)	1,816,414	1,766,462
U.S. Security Associates Holdings, Inc.
Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.02%, 07/14/23(b)	2,005,191	2,039,028
USS Parent Holding Corp.
Delayed Draw Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/11/23(b)	295,211	297,548
Initial Term Loan, (Variable + 4.50%, 1.00% Floor), 5.51%, 08/11/23(b)	3,461,456	3,488,854

		57,548,521

SERVICES: CONSUMER - 3.1%
Laureate Education, Inc.
Extended Term Loan Series 2021, (LIBOR + 7.50%, 0.00% Floor), 8.51%, 03/17/21(b)	1,984,951	2,005,049
NVA Holdings, Inc.
First Lien Term Loan B2, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/14/21(b)(d)	4,088,868	4,136,156
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/14/22(b)(d)	2,637,887	2,663,158

		8,804,363

TELECOMMUNICATIONS - 5.7%
Colorado Buyer, Inc.
First Lien Term Loan, (LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/15/24(b)(d)	846,154	852,394

See accompanying Notes to Schedule of Investments.  |  7

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

March 31, 2017 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)
TELECOMMUNICATIONS (continued)
CPI International, Inc.
Second Lien Term Loan, (LIBOR + 3.25%, 1.00% Floor), 3.25%, 04/07/21(b)(d)	920,128	925,594
Global Tel*Link Corp.
First Lien Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 05/23/20(b)	5,351,240	5,350,758
GTT Communications, Inc.
Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/09/24(b)	498,750	506,336
Hargray Communications Group, Inc.
Term Loan B, (LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/22/24(b)(d)	1,062,087	1,067,063
Term Loan B-1, (LIBOR + 3.75%, 1.00% Floor), 4.90%, 06/26/19(b)	1,989,724	2,002,469
Intelsat Jackson Holdings S.A. (Luxembourg)
Tranche B-2 Term Loan, (LIBOR + 2.75%, 1.00% Floor), 3.89%, 06/30/19(b)(c)	2,500,000	2,453,537
Securus Technologies Holdings, Inc.
Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.25% Floor), 9.00%, 04/30/21(b)	2,800,000	2,807,000

		15,965,151

TRANSPORTATION: CARGO - 2.1%
Avolon TLB Borrower 1 US, LLC
Initial Term Loan B-2, (LIBOR + 2.75%, 0.75% Floor), 3.73%, 03/21/22(b)	2,150,803	2,182,173
Carrix, Inc.
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/07/19(b)(d)	3,818,920	3,788,674

		5,970,847

TRANSPORTATION: CONSUMER - 0.4%
Travel Leaders Group, LLC
Term Loan B, (LIBOR + 5.25%, 0.00% Floor), 6.23%, 01/25/24(b)	1,200,000	1,218,006

UTILITIES: ELECTRIC - 5.6%
EFS Cogen Holdings I, LLC
Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.65%, 06/28/23(b)	2,805,141	2,835,955
Green Energy Partners
Term Loan B-1, (LIBOR + 5.50%, 1.00% Floor), 6.65%, 11/13/21(b)(e)	588,273	576,508
Term Loan B-2, (LIBOR + 5.50%, 1.00% Floor), 6.65%, 11/13/21(b)(e)	340,909	334,091

	Principal Amount ($)	Value ($)

UTILITIES: ELECTRIC (continued)
Helix Gen Funding, LLC
First Lien Term Loan B, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 03/09/24(b)(d)	1,280,899	1,301,317
Moxie Patriot, LLC
Construction B-1 Advance, (LIBOR + 5.75%, 1.00% Floor), 6.90%, 12/19/20(b)	2,993,884	2,941,491
Panda Liberty, LLC
Construction B-1 Advance, (LIBOR + 6.50%, 1.00% Floor), 7.65%, 08/21/20(b)	1,928,685	1,904,576
Pike Corp.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 03/08/24(b)	691,099	699,738
Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 09/10/24(b)(d)	680,430	692,338
Vistra Operations Company, LLC
Initial Term Loan, (LIBOR + 2.75%, 0.75% Floor), 3.73%, 08/04/23(b)	2,964,649	2,962,485
Initial Term Loan C, (LIBOR + 2.75%, 0.75% Floor), 3.73%, 08/04/23(b)	677,843	677,348
WG Partners Acquisition, LLC
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.15%, 11/15/23(b)(e)	862,311	875,245

		15,801,092

Total Senior Loans (Cost $379,434,192)		376,779,805

Corporate Notes and Bonds - 15.4%(h)
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.9%
Donnelley Financial Solutions, Inc.
8.25%, 10/15/24(k)	2,476,000	2,562,660

CONTAINERS, PACKAGING & GLASS - 1.3%
BWAY Holding Co.
5.50%, 04/15/24(k)	1,500,000	1,515,945
Reynolds Group Holdings, Inc.
6.88%, 02/15/21	1,999,498	2,056,983

		3,572,928

ENERGY: OIL & GAS - 0.0%
ERP Iron Ore, LLC
LIBOR + 8.00% (PIK - 9.04%), 12/31/19(e)(f)(i)	40,739	14,055

8  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

March 31, 2017 (unaudited)

	Principal Amount ($)	Value ($)

Corporate Notes and Bonds(h) (continued)
HEALTHCARE & PHARMACEUTICALS - 2.6%
CHS/Community Health Systems, Inc.
6.25%, 03/31/23	3,541,000	3,616,246
Valeant Pharmaceuticals International, Inc. (Canada)
5.38%, 03/15/20(c)(k)	1,500,000	1,348,125
6.50%, 03/15/22(c)(k)	1,000,000	1,031,250
7.50%, 07/15/21(c)(k)	1,500,000	1,320,000

		7,315,621

HIGH TECH INDUSTRIES - 1.5%
Riverbed Technology, Inc.
8.88%, 03/01/23(k)	3,000,000	3,082,500
RP Crown Parent, LLC
7.38%, 10/15/24(k)	1,000,000	1,045,000

		4,127,500

HOTEL, GAMING & LEISURE - 0.7%
Scientific Games International, Inc.
7.00%, 01/01/22(k)	1,878,000	2,009,460

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.3%
Acosta, Inc.
7.75%, 10/01/22(k)	1,000,000	854,000

MEDIA: BROADCASTING & SUBSCRIPTION - 3.9%
Altice Financing S.A. (Luxembourg)
7.50%, 05/15/26(c)(k)	1,000,000	1,065,000
Columbus International, Inc. (Barbados)
7.38%, 03/30/21(c)(k)	1,285,000	1,376,556
CSC Holdings, LLC
5.50%, 04/15/27(k)	1,125,000	1,146,094
10.13%, 01/15/23(k)	105,000	122,063
Neptune Finco Corp.
10.88%, 10/15/25(k)	293,000	353,065
Radio One, Inc.
7.38%, 04/15/22(k)	1,516,000	1,591,800
9.25%, 02/15/20(k)	1,484,000	1,439,480
Sinclair Television Group, Inc.
5.13%, 02/15/27(k)	1,000,000	970,000
SiTV, Inc.
10.38%, 07/01/19(k)	3,420,000	2,069,100
WideOpenWest Finance, LLC
10.25%, 07/15/19	872,000	910,150

		11,043,308

METALS & MINING - 0.0%
Magnetation, LLC / Mag Finance Corp.
11.00%, 05/15/18(e)(f)(k)(l)	639,000	—

SERVICES: BUSINESS - 1.5%
Camelot Finance S.A. (Luxembourg)
7.88%, 10/15/24(c)(k)	1,080,000	1,139,400
EIG Investors Corp.
10.88%, 02/01/24	3,000,000	3,202,500

		4,341,900

	Principal Amount ($)	Value ($)

TELECOMMUNICATIONS - 2.7%
GTT Escrow Corp.
7.88%, 12/31/24(k)	788,000	819,520
Intelsat Jackson Holdings S.A. (Luxembourg)
7.25%, 04/01/19(c)	1,000,000	958,750
7.25%, 10/15/20(c)	1,000,000	916,250
8.00%, 02/15/24(c)(k)	1,000,000	1,062,500
Orbcomm, Inc.
8.00%, 04/01/24(k)	3,964,000	4,003,640

		7,760,660

Total Corporate Notes and Bonds (Cost $45,175,840)		43,602,092

	Share Quantity	Value ($)

Common Stocks - 0.0%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%
Medical Card System, Inc.(e)(f)	991,230	—
ENERGY: OIL & GAS - 0.0%
Southcross Holdings Borrower, GP LLC(e)(f)	129	—
Southcross Holdings Borrower, LP, Class A-II(e)(f)	129	56,438

		56,438

Total Common Stock (Cost $58,051)		56,438

Preferred Stock - 1.4%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.4%
Watford Holdings, Ltd. (Bermuda) 8.50% (c)(e)(k)	160,000	3,844,624

Total Preferred Stock (Cost $3,920,000)		3,844,624

Total Investments-150.4%		424,282,959
(Cost of $428,588,083) (m)
Other Assets & Liabilities, Net-(0.6)%		(1,735,010)
Loan Outstanding-(49.8)%(n)(o)		(140,536,199)

Net Assets (Applicable to Common Shares)-100.0%		282,011,750

See accompanying Notes to Schedule of Investments.  |  9

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

March 31, 2017 (unaudited)

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of March 31, 2017. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

As a result, the actual maturity may be substantially less than the stated maturity.

Senior Loan assets may have additional unfunded loan commitments. As of March 31, 2017, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitments

Avantor Performance Materials Holdings, LLC*	$593,616
TCB Holdings III Corp.	116,601
USS Parent Holding Corp.	214,337

Total Unfunded Loan Commitments	$924,554

* The loan commitment for Avantor Performance Materials Holdings, LLC was subsequently funded on April 28, 2017.

(b)	The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of March 31, 2017, the 1, 3 and 6 month LIBOR rates were 0.98%, 1.15% and 1.42%, respectively, and the Prime lending rate was 4.00%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.
(c)	Foreign issuer traded in U.S. dollars.
(d)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(e)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(f)	Non-income producing asset.
(g)	The issuer is in default of its payment obligations as of March 28, 2017, as such, income is no longer being accrued.
(h)	Fixed rate asset.
(i)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount.
(j)	The issuer is in default of its payment obligations as of March 17, 2017, as such, income is no longer being accrued.
(k)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2017, these securities amounted to $35,771,782, or 12.68% of net assets.
(l)	The issuer is in default of its payment obligations as of May 5, 2015, as such, income is no longer being accrued.
(m)	The aggregate cost of securities for federal income tax purposes was $428,840,032. Cost for U.S. federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments were as follows:

Gross unrealized appreciation	$6,130,545
Gross unrealized depreciation	(10,687,618)

Net unrealized depreciation	$(4,557,073)

(n)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(o)	Principal $141,000,000 less unamortized deferred financing costs of $463,801.

10  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments

March 31, 2017 (unaudited)

Security Valuation

Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock and preferred stock are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

  |  11

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments  (continued)

March 31, 2017 (unaudited)

The valuation techniques used by the Fund to measure fair value at March 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. A summary of the Fund’s investments categorized in the fair value hierarchy as of March 31, 2017 is as follows:

Apollo Senior Floating Rate Fund Inc.

Assets	Total Fair Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
.
Cash and Cash Equivalents	$18,916,350	$18,916,350	$—	$—
Senior Loans	376,779,805	—	355,198,567	21,581,238
Corporate Notes and Bonds	43,602,092	—	43,588,037	14,055
Common Stock	56,438	—	—	56,438
Preferred Stock	3,844,624	—	—	3,844,624
Unrealized appreciation on Unfunded Loan Commitments	15,244	—	15,244	—

Total Assets	$443,214,553	$18,916,350	$398,801,848	$25,496,355

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2017 through March 31, 2017:

Apollo Senior Floating Rate Fund Inc.

	Total	Senior Loans	Corporate Notes and Bonds	Common Stock	Preferred Stock

Total Fair Value, beginning of year	$32,178,376	$28,275,505	$—	$48,375	$3,854,496
Purchases, including capitalized PIK	2,146,751	2,106,012	40,739	—	—
Sales/Paydowns	(1,476,924)	(1,476,924)	—	—	—
Accretion/(amortization) of discounts/(premiums)	167,029	167,029	—	—	—
Net realized gain/(loss)	7,309	7,309	—	—	—
Change in net unrealized appreciation/(depreciation)	790,567	819,060	(26,684)	8,063	(9,872)
Transfers into Level 3	7,033,241	7,033,241	—	—	—
Transfers out of Level 3	(15,349,994)	(15,349,994)	—	—	—

Total Fair Value, end of year	$25,496,355	$21,581,238	$14,055	$56,438	$3,844,624

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed previously. There were no transfers between Level 1 and Level 2 fair value measurement during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at March 31, 2017 was $569,701.

12 |

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments  (continued)

March 31, 2017 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of March 31, 2017:

Apollo Senior Floating Rate Fund Inc.
Assets	Fair Value at March 31, 2017	Valuation Technique(s) (a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized
Senior Loans	$16,506,051	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	4,239,256	Market comparable approach(b)	Total enterprise value/EBITDA(b)	7.13x
		Discounted Cash Flow(c)	Discount Rate(c)	15%

	835,931	Recoverability(d)	Estimated Transaction Value(d)	N/A

	—	Recoverability(e)	Liquidation Proceeds(e)	$0m-$7m
		Discounted Cash Flow(c)	Discount Rate(c)	20%-25%

Corporate Notes and Bonds	14,055	Recoverability(e)	Liquidation Proceeds(e)	$0m-$7m
		Discounted Cash Flow(c)	Discount Rate(c)	20%-25%

Common Stock	—	Market comparable approach(b)	Total enterprise value/EBITDA(b)	7.13x
		Discounted Cash Flow(c)	Discount Rate(c)	15%

	56,438	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Preferred Stock	3,844,624	Discounted Cash Flow(c)	Discount Rate(c)	9.02%
Total Fair Value	$25,496,355

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)	The Fund utilized a market comparable approach to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.
(c)	The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.
(d)	The Fund utilized a recoverability approach to fair value this security. The significant unobservable input used in the valuation model was an estimated transaction value of the restructured capital structure. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.
(e)	The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis. There are various, company-specific inputs used in the valuation analysis that relate to the liquidation value of the company’s assets, which were estimated by a third-party financial advisor as part of restructuring proceedings. The significant unobservable inputs used in the valuation model were liquidation proceeds. Significant increases and decreases in the inputs in isolation may result in a significantly higher or lower fair value measurement.

For more information with regard to significant accounting policies, see the Fund’s most recent annual report filed with the Securities and Exchange Commission.

| 13

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Apollo Senior Floating Rate Fund Inc.

By (Signature and Title)	/s/Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	5/22/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	5/22/17

By (Signature and Title)	/s/Frank Marra
Frank Marra, Treasurer and Chief Financial Officer
(principal financial officer)

Date	5/22/17